Transactions with Related Parties	12 Months Ended
Dec. 31, 2019
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

a.	Securities Purchase Agreement:

On May 9, 2019, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is the Company’s principal shareholder, in exchange for, among other things, the full and final settlement of certain unpaid interest and the neutralization of the interest rate under the Jelco Notes and the Jelco Loans (see below) for the period of April 1, 2019 until December 31, 2019 inclusive and a waiver of a mandatory prepayment requirement under the Fourth Jelco Loan (Note 4(c) & 11). In particular, in exchange for: (a) 621,958 Units (Note 11), Jelco settled $2,115 of accrued unpaid interest through March 31, 2019 and (b) 1,201,571 Units, Jelco (i) amended the interest rate at 0% per annum under each of the Jelco Notes and Jelco Loans for the period between April 1, 2019 and December 31, 2019 inclusive, resulting in an elimination of interest payments in an aggregate amount of $3,846 (which was accounted for as a deferred finance cost), and (ii) waived the mandatory prepayment obligation under the Fourth Jelco Loan to prepay the full or any part of the loan by utilizing at least 25% of the net proceeds of any public offering of securities, resulting in a deferred finance cost of $239. The $2,115 accrued unpaid interest settled was written off and an equal amount was recorded in equity at a price of $3.40 per unit which was determined as the fair value of the units at the date of the transaction, by reference to the public offering of units (Note 11) that took place concurrently with the private placement. In this respect, no gain or loss was recognized in the accompanying consolidated financial statements in relation with this transaction. The Company considered the guidance under ASC 470-50 “Debt Modifications and Extinguishments” regarding the elimination of interest payments and the deferred finance cost for the waiver of the prepayment of $3,846 and $239, respectively, Such amounts were deemed equivalent to the fair value of the shares issued to Jelco under the Purchase Agreement. The transaction was accounted for as debt modification, and as such, both amounts were recorded in equity and were deferred and amortized over the duration of the related facilities (and presented on the balance sheet against the respective balances as “net of deferred finance costs”).

b.	Convertible Notes:

March 12, 2015 - $4,000 Convertible Note (First Jelco Note)

On March 12, 2015, the Company issued a convertible note of $4,000 to Jelco for general corporate purposes. The aggregate outstanding principal is repayable in December 2020. The First Jelco Note is secured by a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. (“Emperor”), which is the holding company of the vessel-owning subsidiary that owns the Lordship and of the bareboat charterer of the Knightship. On March 26, 2019, the Company and Jelco amended the First Jelco Note, in order to, among other things, (i) extend the maturity to December 31, 2020 and (ii) provide that the aggregate outstanding principal amount along with accrued interest shall be repaid in one bullet payment on the maturity date. On May 29, 2019, the Company and Jelco further amended the First Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $155 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. As of December 31, 2019, $3,800 was outstanding under the First Jelco Note.

September 27, 2017 - $13,750 Convertible Note (Third Jelco Note)

On September 27, 2017, the Company issued a convertible note of $13,750 to Jelco for, inter alia, general corporate purposes. The aggregate outstanding principal is repayable in December 2022. The Third Jelco Note is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the Company’s vessel-owning subsidiary that owns the Partnership; all cross collateralized with the First and the Second Jelco Loans (see below) and secured by a guarantee from Emperor. On February 13, 2019, the Company and Jelco amended the Third Jelco Note, in order to, among other things, (i) extend the note’s maturity to December 31, 2022, (ii) provide that the aggregate outstanding principal amount along with unpaid and accrued interest shall be repaid in one bullet payment on the maturity date and (iii) record the second priority securities and the first guarantee mentioned above. The second priority mortgage, second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and the guarantee issued from the vessel’s owning subsidiary were executed on February 15, 2019. Additionally, an option was given to the Company to prepay at any time the whole or any part of the note in a number of fully paid and non-assessable shares in the Company equal to an amount of the note being prepaid divided by a price per share to be agreed with Jelco. On May 29, 2019, the Company and Jelco further amended the Third Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $540 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. As of December 31, 2019, $13,750 was outstanding under the Third Jelco Note.

The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	17,750	(14,389)	1,217	4,578
Amortization (Note 12)	-	-	2,384	2,384
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 12)	-	-	2,200	2,200
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2017	14,189
Balance, December 31, 2018	14,189
Balance, December 31, 2019	14,189

September 7, 2015 - $24,665 Revolving Convertible Note (Second Jelco Note)

On September 7, 2015, the Company issued a revolving convertible note of $6,765 (the “Applicable Limit”) to Jelco for general corporate purposes. Following twelve amendments to the Second Jelco Note between December 2015 and May 2019, the Applicable Limit was raised to $24,665. Following the eleventh amendment on March 26, 2019, a drawdown request of up to $3,500 can be made by April 10, 2020 (the “Final Revolving Advance Date”). If the request is not made by the Final Revolving Advance Date, the advance will not be available to be drawn. The aggregate outstanding principal is repayable in December 2022. The Second Jelco Note is secured by a guarantee from Emperor. On May 29, 2019, the Company and Jelco amended the Second Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $901 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments.  As of December 31, 2019, $21,165 was outstanding under the Second Jelco Note.

The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2017	21,165	(21,165)	2,207	2,207
Additions	3,500	-	-	-
Amortization (Note 12)	-	-	1,955	1,955
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization (Note 12)	-	-	1,513	1,513
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2017	21,165
Balance, December 31, 2018	21,165
Balance, December 31, 2019	21,165

The Company refers to the First Jelco Note, the Second Jelco Note and the Third Jelco Note as the “Jelco Notes”.

The Company may, by giving five business days prior written notice to Jelco at any time, prepay the whole or any part of the Jelco Notes in cash or, subject to Jelco’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At Jelco’s option, the Company’s obligation to repay the principal amount(s) under the Jelco Notes or any part thereof may be paid in common shares at a conversion price of $13.50 per share. Jelco has also received customary registration rights with respect to any shares to be received upon conversion of the Jelco Notes.

c.	Loan Agreements:

First Jelco Loan originally entered into on October 4, 2016

On October 4, 2016, the Company entered into a loan facility with Jelco to partly finance the acquisition of the Lordship and Knightship. As amended, the aggregate amount borrowed was $12,800. As further amended, the facility is repayable in one bullet payment together with accrued interest on the maturity date. The Company is the borrower under the First Jelco Note. On February 13, 2019, the Company and Jelco amended and restated the First Jelco Loan, in order to, among other things, extend the final repayment date to June 30, 2020. On May 29, 2019, the Company and Jelco further amended the First Jelco Loan in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $159 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive, and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 8.5%.

The First Jelco Loan is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership, all cross collateralized with the Third Jelco Note and the Second Jelco Loan, and a guarantee from Emperor. As of December 31, 2019, an amount of $5,900, gross of deferred financing costs, was outstanding under the First Jelco Loan.

Second Jelco Loan originally entered into on May 24, 2017

On May 24, 2017, the Company entered into a $16,200 loan facility with Jelco to partially finance the acquisition of the Partnership. On February 13, 2019, the Company and Jelco amended the Second Jelco Loan, in order to, among other things, extend the final repayment date to December 30, 2020. On May 29, 2019, the Company and Jelco further amended the Second Jelco Loan to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $354 unpaid and accrued up to March 31, 2019 was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 6.0%. The Second Jelco Loan is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the vessel-owning subsidiary of the Partnership; all cross collateralized with the Third Jelco Note and the First Jelco Loan, and a guarantee from Emperor. As of December 31, 2019, an amount of $11,450, gross of deferred financing costs, was outstanding under the Second Jelco Loan.

Third Jelco Loan originally entered into on April 10, 2018

On April 10, 2018, the Company entered into a $2,000 loan facility with Jelco for working capital purposes which was refinanced on March 27, 2019 by the Fourth Jelco Loan, described below. All obligations thereunder, including unpaid interest of $96 as of December 31, 2018 (which was written off in the year ended December 31, 2019 and was recorded in equity under the provisions of ASC 470-50), were irrevocably and unconditionally discharged pursuant to the deed of release of March 27, 2019.

Fourth Jelco Loan originally entered into on March 26, 2019

On March 26, 2019, the Company entered into a $7,000 loan facility with Jelco, the proceeds of which were utilized (i) to refinance the Third Jelco Loan and (ii) for general corporate purposes. The Company drew down the entire $7,000 on March 27, 2019. The facility has a maturity date of September 27, 2020 and was repayable through one installment of $1,000 due on January 5, 2020 and a balloon installment of $6,000 payable at maturity. If the balance of Cash and Cash Equivalents (including Restricted Cash) as of December 31, 2019 was lower than $7,500, the Company had the option to request the deferral of the first repayment installment to the balloon installment; the Company repaid the $1,000 to Jelco in January 2020. On May 29, 2019, the Company and Jelco amended the Fourth Jelco Loan to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $6 unpaid and accruedup to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive, (iii) the interest rate from January 1, 2020 until maturity was set at 6.0% per annum and (iv) the mandatory obligation to prepay the full or any part of the Fourth Jelco Loan by utilizing an amount equal to not less than 25% of the net proceeds of any public offering of securities was waived. The Fourth Jelco Loan is secured by a guarantee from Emperor. As of December 31, 2019, an amount of $7,000, gross of deferred financing costs, was outstanding under the Fourth Jelco Loan.

The Company refers to the First Jelco Loan, the Second Jelco Loan and the Fourth Jelco Loan as the “Jelco Loans”.

d.	Frontier Services Agreement:

On December 19, 2019, the Company entered into a services agreement with Frontier Tankers Corp., or Frontier, a corporation controlled by Claudia Restis, engaged in the ownership of tanker vessels through wholly owned vessel-owning subsidiaries. Pursuant to the Frontier Services Agreement, the Company and Seanergy Management assist Frontier and Frontier’s vessel-owning subsidiaries in their dealings with third parties and provide certain administration and management services. Each of Frontier’s vessel-owning subsidiaries shall pay Seanergy Management a quarterly fee of $0.90.